BORROWINGS (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Bank Borrowings
Short-term bank borrowings	$ 588,765,154	$ 800,808,595
Long-term borrowings due within one year	136,449,641	17,481,257
Subtotal for short-term	725,214,795	818,289,852
Short-term borrowings from non-banking financial institutions	53,297,709	40,636,880
Total	778,512,504	858,926,732
Average interest rate on short term borrowings (as a percent)	4.67%	4.60%
Borrowings secured by restricted cash
Bank Borrowings
Short-term bank borrowings	69,840,000	175,289,355
Short-term borrowings secured by inventories
Bank Borrowings
Short-term bank borrowings	32,905,247	79,548,166
Borrowings guaranteed by Dr. Shawn Qu
Bank Borrowings
Short-term bank borrowings	30,161,927	66,349,563
Borrowings secured by prepaid land use rights and property, plant and equipment
Bank Borrowings
Short-term bank borrowings	108,781,908	231,676,935
Long-term borrowings due within one year	19,926,520	13,523,188
Borrowings secured by project assets
Bank Borrowings
Short-term bank borrowings	28,035,954
Long-term borrowings due within one year	49,821,157
Borrowings secured by bank notes
Bank Borrowings
Short-term bank borrowings	36,420,800	21,825,595
Unsecured
Bank Borrowings
Short-term bank borrowings	282,619,318	226,118,981
Long-term borrowings due within one year	66,701,964	3,958,069
Short-term borrowings from non-banking financial institutions	$ 53,297,709	$ 40,636,880